Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Gross deferred tax assets					$ 209,533,000	$ 185,600,000
Valuation allowances					6,163,000	4,664,000
Deferred tax expense for unrepatriated foreign earnings					1,500,000	1,100,000	500,000
Unrecognized tax benefits resulting from foreign and U.S. state tax positions			4,000,000		2,000,000
Expected decrease in unrecognized tax positions related to transfer of intellectual property			600,000		800,000
Expected decrease in unrecognized tax benefits			200,000		600,000
Unrecognized tax benefits, decreases resulting from acquisition					500,000
Interest and penalties included as a component of income tax benefit					200,000	600,000	500,000
Accrued interest and penalties	2,400,000		2,400,000		2,400,000	2,200,000
Recorded income tax expense	600,000	14,100,000	3,000,000	36,100,000
Pre-tax loss on recorded income tax benefit	(21,966,000)	(39,802,000)	(68,456,000)	(101,645,000)	(266,131,000)	(85,930,000)	(71,069,000)
Effective tax rate	2.60%	35.40%	4.50%	35.50%
Valuation allowance, deferred tax assets	7,800,000		24,700,000
Estimated change in unrecognized tax benefits resulting from IRS audit			7,500,000
Balance, end of year	18,600,000		18,600,000		19,443,000	17,659,000	17,495,000
Change in unrecognized tax benefits			800,000
Balance, beginning of year			19,443,000	17,659,000	17,659,000	17,495,000	14,294,000
UNITED STATES
Income Taxes [Line Items]
Net operating loss carryforwards					625,000,000
Operating loss carryforwards, expiration dates					Over a period of one to 20 years
European
Income Taxes [Line Items]
Net operating loss carryforwards					$ 6,000,000